Earnings per share - Weighted average number of shares used as the denominator (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Weighted average number of shares outstanding	163,223	163,223	160,748
Weighted average number of treasury shares	(2,468)	(2,723)	(726)
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	160,755	160,500	160,022
Equity settled share based payment	40
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	160,795	160,500	160,022